Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$748,421	$650,713
Service cost	8,314	7,231
Interest cost	29,638	31,154
Actuarial (gain) loss	(31,989)	90,693
Amendments (primarily increases in pension bands)	5,409	1,233
Settlements	(395)	—
Benefits paid	(35,511)	(32,603)
Projected benefit obligation at December 31	723,887	748,421
Change in plan assets:
Fair value of plan assets at January 1	657,239	561,586
Actual return on plan assets	1,074	74,147
Employer contributions	25,166	54,109
Settlements	(395)	—
Benefits paid	(35,511)	(32,603)
Fair value of plan assets at December 31	647,573	657,239
Unfunded status	$(76,314)	$(91,182)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(76,314)	$(91,182)
Net amount recognized at end of year	$(76,314)	$(91,182)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$5,409	$1,233
Net loss arising during period	11,757	58,439
Amortization of prior service cost	(4,867)	(4,853)
Amortization of loss	(14,096)	(9,710)
Total recognized in regulatory assets (1)	$(1,797)	$45,109
Amounts included in regulatory assets (1):
Net loss	$209,252	$211,592
Prior service cost	25,842	25,299
Total amounts included in regulatory assets	$235,094	$236,891

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Benefit obligation	$723,887	$748,421
Plan assets	647,573	657,239
Benefit obligation in excess of plan assets	$76,314	$91,182

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Accumulated benefit obligation	$712,297	$734,328
Plan assets	647,573	657,239
Accumulated benefit obligation in excess of plan assets	$64,724	$77,089

Schedule Of Net Periodic Benefit Costs

	Pension benefits for years ended December 31,
	2015	2014		2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,314	$7,231		$9,195
Interest cost	29,638	31,154		28,363
Expected return on plan assets(1)	(44,819)	(41,893)		(38,287)
Amortization of prior service cost	4,867	4,853		4,916
Recognized actuarial loss	13,890	9,710		22,735
Recognized settlement loss	206	—	—	—
Total pension cost	12,096	11,055		26,922
Less: amounts capitalized	1,403	1,426		2,881
Amount charged to expense	$10,693	$9,629		$24,041
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.06%	4.92%		3.80%
Discount rate – supplemental retirement plan	3.82%	4.64%		3.41%
Expected return on defined benefit pension plan assets	6.75%	7.00%		7.25%
Expected return on supplemental retirement plan assets	6.75%	7.00%		7.25%

(1)
For purposes of calculating the expected return on pension plan assets under GAAP, the market-related value of assets (MRVA) is used. GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be amortized into the MRVA equally over a period not to exceed five years. We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period. The MRVA used in the calculation of expected return on pension plan assets was approximately $643.0 million in 2015, $652.2 million in 2014, and $556.4 million in 2013.

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2015:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

Schedule Of Expected Benefit Payments	Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2016	$38,289
2017	39,909
2018	41,213
2019	42,638
2020	43,920
2021 through 2025	233,449

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$748,421	$650,713
Service cost	8,314	7,231
Interest cost	29,638	31,154
Actuarial (gain) loss	(31,989)	90,693
Amendments (primarily increases in pension bands)	5,409	1,233
Settlements	(395)	—
Benefits paid	(35,511)	(32,603)
Projected benefit obligation at December 31	723,887	748,421
Change in plan assets:
Fair value of plan assets at January 1	657,239	561,586
Actual return on plan assets	1,074	74,147
Employer contributions	25,166	54,109
Settlements	(395)	—
Benefits paid	(35,511)	(32,603)
Fair value of plan assets at December 31	647,573	657,239
Unfunded status	$(76,314)	$(91,182)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(76,314)	$(91,182)
Net amount recognized at end of year	$(76,314)	$(91,182)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$5,409	$1,233
Net loss arising during period	11,757	58,439
Amortization of prior service cost	(4,867)	(4,853)
Amortization of loss	(14,096)	(9,710)
Total recognized in regulatory assets (1)	$(1,797)	$45,109
Amounts included in regulatory assets (1):
Net loss	$209,252	$211,592
Prior service cost	25,842	25,299
Total amounts included in regulatory assets	$235,094	$236,891

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Benefit obligation	$723,887	$748,421
Plan assets	647,573	657,239
Benefit obligation in excess of plan assets	$76,314	$91,182

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2015	2014
	(In Thousands)
Accumulated benefit obligation	$712,297	$734,328
Plan assets	647,573	657,239
Accumulated benefit obligation in excess of plan assets	$64,724	$77,089

Schedule Of Net Periodic Benefit Costs

	Pension benefits for years ended December 31,
	2015	2014	2013
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,314	$7,231	$9,195
Interest cost	29,638	31,154	28,363
Expected return on plan assets(1)	(44,819)	(41,893)	(38,287)
Amortization of prior service cost	4,867	4,853	4,916
Recognized actuarial loss	13,890	9,710	22,735
Recognized settlement loss	206	—	—
Total pension cost	12,096	11,055	26,922
Less: amounts capitalized	1,403	1,426	2,881
Amount charged to expense	$10,693	$9,629	$24,041
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.06%	4.92%	3.80%
Discount rate – supplemental retirement plan	3.82%	4.64%	3.41%
Expected return on defined benefit pension plan assets	6.75%	7.00%	7.25%
Expected return on supplemental retirement plan assets	6.75%	7.00%	7.25%

(1)
For purposes of calculating the expected return on pension plan assets under GAAP, the market-related value of assets (MRVA) is used. GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be amortized into the MRVA equally over a period not to exceed five years. We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period. The MRVA used in the calculation of expected return on pension plan assets was approximately $643.0 million in 2015, $652.2 million in 2014, and $556.4 million in 2013.

Schedule Of Asset Allocation Guidelines

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

Schedule Of Expected Benefit Payments

Year	Pension Benefits
(In Thousands)
2016	$38,289
2017	39,909
2018	41,213
2019	42,638
2020	43,920
2021 through 2025	233,449